Other assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Other assets.
Claim against the State for CIRR-loans and concessionary loans	kr 8	kr 3
Cash receivables, funding operations	207	177
Other	71	96
Total	kr 286	kr 276